Loss and Loss Adjustment Expense Reserves - Reconciliation of Losses and Loss Adjustment Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of beginning of the period	$ 105,100,000	$ 0
Reinsurance recoverables on unpaid losses	(92,100,000)	0
Reserve for losses and LAE, net of reinsurance recoverables as of beginning of the period	13,000,000.0	0
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	85,000,000.0	25,300,000
Prior years	(600,000)	0
Total incurred	84,400,000	25,300,000
Deduct: Loss and LAE payments, net of reinsurance, related to:
Current year	43,600,000	17,000,000.0
Prior year	9,800,000	300,000
Total paid	53,400,000	17,300,000
Reserve for losses and LAE, net of reinsurance recoverables at end of period	44,000,000.0	13,000,000.0
Add: Reinsurance recoverables on unpaid losses and LAE at end of period	216,800,000	92,100,000
Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of end of the period	260,800,000	105,100,000
Hurricane Sally
Add: Incurred losses and LAE, net of reinsurance, related to:
Prior years		0
Prior years, gross		6,200,000
Spinnaker Insurance Company (Spinnaker)
Deduct: Loss and LAE payments, net of reinsurance, related to:
Reserve for losses and LAE, net of reinsurance recoverables acquired from Spinnaker	$ 0	$ 5,000,000.0